Major Customers, Export Sales And Concentration Of Credit Risk	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Major Customers, Export Sales And Concentration Of Credit Risk [Abstract]
Major Customers, Export Sales And Concentration Of Credit Risk

3. MAJOR CUSTOMERS, EXPORT SALES AND CONCENTRATION OF CREDIT RISK

For the three month period ended March 31, 2011, one major customer accounted for 11% of the Company's total revenue and two major customers accounted for 10% and 14% of total gross accounts receivable. For the three month period ended March 31, 2012, no major customers accounted for 10% or more of the Company's total revenue and one major customer accounted for 11% of total gross accounts receivable. International sales accounted for 23% of total revenue, for the three month periods ended March 31, 2011 and 2012, respectively.

17. Major Customers, Export Sales and Concentration of Credit Risk

As of December 31, 2010 no customer accounted for 10% or higher of total revenue and accounts receivable. As of December 31, 2011, no customer accounted for 10% or higher of total revenue and two customers accounted for 10% or higher of accounts receivable, net. During the years ended December 31, 2010 and 2011, international sales accounted for 20% and 23% of the total revenue, respectively. Company policy does not require collateral on accounts receivable balances.